Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)



Common Stocks -- 95.9%


                                                          Shares   Value
--------------------------------------------------------------------------------

Aerospace and Defense -- 2.0%
--------------------------------------------------------------------------------
General Motors Corp., Class H                             100,000  $  4,143,750
Is the telecommunications and space subsidiary
of automaker General Motors.
--------------------------------------------------------------------------------
                                                                   $  4,143,750
--------------------------------------------------------------------------------

Auto and Parts -- 1.7%
--------------------------------------------------------------------------------
Magna International, Inc. Class A                          60,000  $  3,630,000
Based in Canada, Magna International is a diversified
supplier of advanced automotive systems.
--------------------------------------------------------------------------------
                                                                   $  3,630,000
--------------------------------------------------------------------------------

Banks - International -- 0.6%
--------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones                     30,000  $  1,224,375
This specialized multinational bank, based in
Panama City, primarily provides short-term,
trade related financing to stockholder banks
from 22 member countries in Latin America
and the Caribbean.
--------------------------------------------------------------------------------
                                                                   $  1,224,375
--------------------------------------------------------------------------------

Banks - Regional -- 3.2%
--------------------------------------------------------------------------------
Norwest Corp.                                             160,000  $  6,549,999
Provides community banking through more than
700 branches in a 16 state region.
--------------------------------------------------------------------------------
                                                                   $  6,549,999
--------------------------------------------------------------------------------

Beverages -- 2.0%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                             115,000  $  4,204,688
Global soft drink producer with businesses
in snack foods and fast food restaurants.
--------------------------------------------------------------------------------
                                                                   $  4,204,688
--------------------------------------------------------------------------------

Building Materials -- 0.3%
--------------------------------------------------------------------------------
Fastenal Co.                                               16,000  $    702,000
Owns and operates more than 600 Fastenal
stores and eight distribution centers
in 48 states, Puerto Rico, and Canada
that sell products to construction and
manufacturing markets.
--------------------------------------------------------------------------------
                                                                   $    702,000
--------------------------------------------------------------------------------

Chemicals -- 2.4%
--------------------------------------------------------------------------------
Monsanto Corp.                                             40,000  $  2,035,000
Major chemical producer.

Praxair, Inc.                                              50,000     2,390,625
The largest producer of industrial gases in North and South America.

Solutia, Inc.                                              20,000       546,250
Makes chemical-based products for applications as
varied as toothpaste, baked goods and windshields.
--------------------------------------------------------------------------------
                                                                   $  4,971,875
--------------------------------------------------------------------------------

Computers and Business Equipment -- 1.3%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                        40,000  $  2,680,000
One of the world's most successful high tech
companies. Products include servers, computers and
workstations for home and business.
--------------------------------------------------------------------------------
                                                                   $  2,680,000
--------------------------------------------------------------------------------

Drugs -- 13.2%
--------------------------------------------------------------------------------
Astra AB Class A                                          213,333  $  4,303,183
Swedish based international pharmaceutical firm with drugs for the control of ulcers and asthma.

Elan Corp., PLC, ADR*                                      95,000     5,895,938
Develops drug delivery systems designed to improve and control the absorption and utilization of pharmaceutical compounds.

Eli Lilly & Co.                                            75,000     4,935,938
A major U.S. drug company, researches,
produces and markets pharmaceuticals spanning the entire drug spectrum.

Pfizer, Inc.                                               65,000     5,752,500
A large international ethical pharmaceutical manufacturer with important positions in hospital products and animal health.

Warner-Lambert Co.                                         45,000     6,581,249
Manufactures and markets drugs, health care
products, and confectionery.
--------------------------------------------------------------------------------
                                                                   $ 27,468,808
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 4.7%
--------------------------------------------------------------------------------
Intel Corp.                                              70,000    $   6,278,125
A manufacturer of semiconductors and other microcomputer components and systems which comprise the heart of the personal computer.

                       See notes to financial statements

Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                                     Shares        Value
--------------------------------------------------------------------------------

Electronics - Semiconductors (continued)
--------------------------------------------------------------------------------
LSI Logic, Inc.*                                        150,000    $  3,553,125
The "system-on-a-chip" company designs and
makes application specific integrated circuits.
--------------------------------------------------------------------------------
                                                                   $  9,831,250
--------------------------------------------------------------------------------

Environmental Services -- 2.0%
--------------------------------------------------------------------------------
U.S.A. Waste Services, Inc.*                            100,000    $  4,162,500
Operator of solid-waste land fills and
collection services, integrating several
large recent acquisitions.
--------------------------------------------------------------------------------
                                                                   $  4,162,500
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 5.2%
--------------------------------------------------------------------------------
Federal National Mortgage Association                    60,000    $  3,828,750
U.S. Government sponsored mortgage lender and provider of secondary mortgage market.

MBNA Corp.                                               93,750       3,357,422
Dominant issuer of MasterCard/Visa credit cards to affinity groups.

MGIC Investment Corp.                                    50,000       3,684,375
The leading provider of private mortgage
insurance coverage to U.S. banks and other
mortgage suppliers.
--------------------------------------------------------------------------------
                                                                   $ 10,870,547
--------------------------------------------------------------------------------

Foods -- 2.1%
--------------------------------------------------------------------------------
Unilever ADR                                             68,000    $  4,373,250
One of the world's largest packaged consumer goods
companies.
--------------------------------------------------------------------------------
                                                                   $  4,373,250
--------------------------------------------------------------------------------

Information Services -- 2.9%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                         100,000    $  6,106,250
The leading independent computing and payroll
processing services firm in the U.S.
--------------------------------------------------------------------------------
                                                                   $  6,106,250
--------------------------------------------------------------------------------

Insurance -- 10.8%
--------------------------------------------------------------------------------
Allstate Corp.                                           65,000    $  6,061,250
Leading underwriter of automotive and homeowners insurance as well as a life insurance carrier.

General RE Corp.                                         25,000       5,325,000
Is the parent company of General Reinsurance, the largest property/casualty reinsurer in the U.S.
and one of the 3 largest in the world.

Mutual Risk Management Ltd.                             160,000    $  5,120,000
Provides risk management services to clients seeking an alternative to traditional commercial insurance, particularly for workers' compensation.

Sunamerica, Inc.                                        130,000       5,890,625
A financial services company specializing in
tax deferred retirement savings plans and
investment products and services.
--------------------------------------------------------------------------------
                                                                   $ 22,396,875
--------------------------------------------------------------------------------

Investment Services -- 4.7%
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                120,000    $  6,120,000
Provides investment management and related services to a family of equity and fixed income mutual funds.

Reuters Group, PLC, ADR                                  60,667       3,632,431
The company is a general
news agency and a financial information distributor.
--------------------------------------------------------------------------------
                                                                   $  9,752,431
--------------------------------------------------------------------------------

Machinery -- 1.6%
--------------------------------------------------------------------------------
Deere & Co.                                              60,000    $  3,367,500
The largest agricultural equipment company and
also producer of earthmoving and forestry machinery.
--------------------------------------------------------------------------------
                                                                   $  3,367,500
--------------------------------------------------------------------------------

Medical Products -- 8.2%
--------------------------------------------------------------------------------
Baxter International, Inc.                               60,000    $  3,397,500
Leading U.S. maker and distributor of health care products used in hospitals and other medical facilities.

Boston Scientific Corp.*                                 65,000       3,883,750
Medical device manufacturer focusing primarily on disposable products in less invasive surgery procedures.

Sofamor Danek Group, Inc.*                              130,000       9,782,499
The dominant supplier of spinal implant devices
used in surgical treatment of spinal diseases and
deformities.
--------------------------------------------------------------------------------
                                                                   $ 17,063,749
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                         Shares    Value
--------------------------------------------------------------------------------

Metals and Minerals -- 7.1%
--------------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.                     100,000   $  1,437,500
Operator of third largest copper mine in the world with world's largest gold reserves.

J & L Specialty Steel, Inc.                              190,000      1,745,625
Manufactures flat rolled stainless steel. The company's products are used in a variety of industrial, commercial and consumer products including chemical and refining equipment, cargo, containers & beer kegs.

Oregon Metallurgical*                                    150,000      5,175,000
Produces titanium sponge, engineered products, ingot, mill products and castings.

Potash Corp. of Saskatchewan, Inc./1/                     40,000      3,575,000
The global leader of potash production and number three in phosphates, two of the three components of fertilizer nutrients.

Steel Dynamics Corp.*                                    150,000      2,850,000
Owns and operates a steel minimill, the first
in the world to make thin-slab/flat-rolled steel.
--------------------------------------------------------------------------------
                                                                   $ 14,783,125
--------------------------------------------------------------------------------


Oil and Gas - Exploration and Production -- 3.1%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                  60,000   $  3,870,000
Leading independent natural gas and crude oil production company.

Triton Energy Ltd.*                                       80,000      2,530,000
Independent oil and gas producer with major
developments in Colombia and Thailand.
--------------------------------------------------------------------------------
                                                                   $  6,400,000
--------------------------------------------------------------------------------

Publishing -- 4.7%
--------------------------------------------------------------------------------
Central Newspapers, Inc. Class A                          80,000   $  5,715,000
Publishes the Arizona Republic, the Arizona
Business Gazette, the Indianapolis Star, the
Indianapolis News, and community newspapers in Indiana and Louisiana.

McGraw-Hill Companies, Inc.                               53,500      4,045,938
Supplies informational products and services
for businesses, education and industry
through a broad range of media.
--------------------------------------------------------------------------------
                                                                   $  9,760,938
--------------------------------------------------------------------------------


Restaurants -- 0.2%
--------------------------------------------------------------------------------
Tricon Global Restaurants*                                11,500   $    326,313
The former PepsiCo subsidiary that operates
PepsiCo's KFC, Pizza Hut, and Taco Bell
restaurant chains.  Is #2 in world fast food sales.
--------------------------------------------------------------------------------
                                                                   $    326,313
--------------------------------------------------------------------------------


Retail - Food and Drug -- 4.9%
--------------------------------------------------------------------------------
CVS Corp.                                                 80,000   $  5,925,000
The largest drugstore chain in the Northeast.

Safeway, Inc.                                            120,000      4,185,000
Is the nation's second-largest food
retailer with over 1,350 stores located in
the western regions of the U.S. and Canada.
--------------------------------------------------------------------------------
                                                                   $ 10,110,000
--------------------------------------------------------------------------------


Retail - Specialty and Apparel -- 2.3%
--------------------------------------------------------------------------------
Home Depot, Inc.                                          75,000   $  4,785,938
A chain of do-it-yourself warehouse style stores.
--------------------------------------------------------------------------------
                                                                   $  4,785,938
--------------------------------------------------------------------------------


Specialty Chemicals and Materials -- 3.5%
--------------------------------------------------------------------------------
Corning, Inc.                                             85,000   $  3,453,125
Manufactures specialty glass. Its consumer products division makes Corelle dinnerware, Corning Ware cookware, Pyrex glassware, Serengeti sunglasses, and Steuben crystal.

Millipore Corp.                                          100,000      3,781,250
Products use membrane separations technology to
analyze and purify fluids for a variety of high
tech industries.
--------------------------------------------------------------------------------
                                                                   $  7,234,375
--------------------------------------------------------------------------------


Transportation -- 1.2%
--------------------------------------------------------------------------------
Southwest Airlines, Inc.                                  85,000   $  2,438,438
Discount airline expanding throughout the U.S.
--------------------------------------------------------------------------------
                                                                   $  2,438,438
--------------------------------------------------------------------------------

Total Common Stocks
   (identified cost $124,981,323)                                  $199,338,974
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Commercial Paper -- 4.2%

                                                 Principal
                                                 Amount
                                                 (000's omitted)  Value
--------------------------------------------------------------------------------
American Express Credit                          $4,213           $   4,211,682
Corp., 5.63%, 3/2/98
General Electric Capital                          4,513               4,511,576
Corp., 5.68%, 3/2/98
--------------------------------------------------------------------------------

Total Commercial Paper
   (amortized cost $8,723,258)                                    $   8,723,258
--------------------------------------------------------------------------------

Total Investments -- 100.1%
   (identified cost $133,704,581)                                 $ 208,062,232
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (0.1)%                          $    (242,718)
--------------------------------------------------------------------------------


Net Assets -- 100%                                                $ 207,819,514
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt

*    Non-income producing security.

/1/  Foreign Security.

                       See notes to financial statements

Growth Portfolio as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1998

Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
   (identified cost, $133,704,581)                               $ 208,062,232
Cash                                                                     2,621
Interest and dividends receivable                                      177,119
Tax reclaim receivable                                                  11,470
Deferred organization expenses (Note 1D)                                 4,590
--------------------------------------------------------------------------------
Total assets                                                     $ 208,258,032
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                $     412,363
Accrued expenses                                                        26,155
--------------------------------------------------------------------------------
Total liabilities                                                $     438,518
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio        $ 207,819,514
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals                                 $ 133,463,238
Net unrealized appreciation of
   investments (computed on the basis
   of identified cost)                                              74,356,276
--------------------------------------------------------------------------------
Total                                                            $ 207,819,514
--------------------------------------------------------------------------------



Statement of Operations


For the Six Months Ended
February 28, 1998

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $15,031)                        $   1,365,930
Interest income                                                        312,852
--------------------------------------------------------------------------------
Total income                                                      $  1,678,782
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                  $    602,735
Custodian fee (Note 1C)                                                33,477
Legal and accounting services                                           9,887
Amortization of organization expenses (Note 1D)                         1,665
Miscellaneous                                                          29,977
--------------------------------------------------------------------------------
Total expenses                                                   $    677,741
--------------------------------------------------------------------------------


Net investment income                                            $  1,001,041
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)               $ 16,647,111
--------------------------------------------------------------------------------
Net realized gain on investment transactions                     $ 16,647,111
--------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                           $ 11,478,129
   Foreign currency                                                      (166)
--------------------------------------------------------------------------------

Net change in unrealized appreciation
   (depreciation) of investments                                 $ 11,477,963
--------------------------------------------------------------------------------


Net realized and unrealized gain on investments                  $ 28,125,074
--------------------------------------------------------------------------------


Net increase in net assets from operations                       $ 29,126,115
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                            Six Months Ended
Increase (Decrease)                         February 28, 1998    Year Ended
in Net Assets                               (Unaudited)          August 31, 1997
--------------------------------------------------------------------------------
From operations --
   Net investment income                      $  1,001,041        $    793,297
   Net realized gain on
      investment transactions                   16,647,111          13,698,858
   Net change in unrealized
      appreciation (depreciation)
      of investments                            11,477,963          32,471,499
--------------------------------------------------------------------------------
Net increase in net assets
   from operations                            $ 29,126,115        $ 46,963,654
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 10,009,106        $ 12,015,988
   Withdrawals                                 (11,100,453)        (25,926,786)
--------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                       $ (1,091,347)       $(13,910,798)
--------------------------------------------------------------------------------

Net increase in net assets                    $ 28,034,768        $ 33,052,856
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                        $179,784,746        $146,731,890
--------------------------------------------------------------------------------
At end of period                              $207,819,514        $179,784,746
--------------------------------------------------------------------------------


                       See notes to financial statements

Growth Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                        Six Months Ended                    Year Ended August 31,
                                                        February 28, 1998   -----------------------------------------------------
                                                        (Unaudited)            1997          1996          1995          1994*
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                     0.71%+           0.72%          0.72%         0.73%          0.73%+
Net investment income                                        1.06%+           0.48%          0.73%         0.67%          0.66%+
Portfolio Turnover                                             23%              28%            62%           84%             4%
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate (per share)/(1)/                  $0.0572          $0.0599        $0.0595       $    --        $    --
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                $207,820         $179,785       $146,732      $134,003       $131,536
---------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, August 2, 1994, to August 31, 1994.

/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.


                       See notes to financial statements

Growth Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

   C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   G Interim Financial Information -- The interim financial statements relating to February 28, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a

Growth Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

   percentage of average daily net assets. For the period ended February 28, 1998, the fee was equivalent to 0.625% of the Portfolio's average daily net assets for such period and amounted to $602,735. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 28, 1998, no significant amounts have been deferred.


3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchase and sales of investments, other than short-term obligations, aggregated $42,760,532 and $41,334,813, respectively.


4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1998, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                                  $133,704,581
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $ 80,896,487

   Gross unrealized depreciation                                     (6,540,211)
   -----------------------------------------------------------------------------

   Net unrealized appreciation                                     $ 74,356,276
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended February 28, 1998.

Growth Portfolio as of February 28, 1998

INVESTMENT MANAGEMENT

Growth Portfolio


Officers

James B. Hawkes
President and Trustee

M. Dozier Gardner
Vice President

Thomas E. Faust, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant